Label	Element	Value
Franklin FTSE Russia ETF
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	FRANKLIN FTSE RUSSIA ETF
Objective [Heading]	oef_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock

The stated investment goal is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Russia RIC Capped Index (the FTSE Russia Capped Index or Underlying Index). However, due to the discontinuation of the Underlying Index and the ongoing restrictions relating to Russian securities, the Fund will be unable to meet its investment goal. The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation.

Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock	The following table describes the fees and expenses of the Fund during the liquidation of its portfolio.
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0.00% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	none
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund formerly sought to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Russia Capped Index. The Underlying Index was discontinued by the index provider, FTSE Russell, on February 28, 2024. The Fund is currently prevented by Russian law and U.S. economic sanctions from selling its portfolio securities and from repatriating the proceeds of any such sale in U.S. dollars.

Effective March 1, 2022, the Fund suspended new creations of its shares effective until further notice in light of market closures and trading restrictions on Russian securities arising from the war between Russia and Ukraine. In addition, prior to market open on March 4, 2022, NYSE Arca, Inc., the Fund’s primary listing exchange at the time (“NYSE Arca”), halted trading of the Fund’s shares. Additionally, the value and liquidity of Russian securities experienced significant sustained declines due to the circumstances related to the conflict. As a result, the Fund fair valued all Russian equity securities at $0 (as of July 10, 2026, such securities continue to be fair valued at $0). Accordingly, as of July 10, 2026, the Fund's portfolio was comprised of Russian equity securities (fair valued at $0 as noted above) and USD cash.

On July 20, 2022, the Board of Trustees (the “Board”) of the Franklin Templeton ETF Trust (the “Trust”) unanimously voted to close and liquidate the Fund, contingent on receiving any necessary relief from the U.S. Securities and Exchange Commission (“SEC”). On December 23, 2022, the SEC granted exemptive relief to the Fund permitting the Fund to suspend the right of redemption with respect to shares of the Fund and, if necessary, postpone the date of payment of redemption proceeds with respect to redemption orders received but not yet paid until the Fund completes the liquidation of its portfolio and distributes all its assets to remaining shareholders. The Fund was delisted from NYSE Arca effective December 27, 2022.

The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation. The Fund may make one or more liquidating distributions. It is possible that the liquidation of the Fund will take an extended period of time if circumstances involving Russian securities do not improve. While the Fund is in the process of liquidating its portfolio, the Fund will continue to hold cash and securities that may not be consistent with the Fund’s investment goal and strategies. Furthermore, because of the delisting of the Fund’s shares by

NYSE Arca and the pending liquidation of the Fund, the Fund is no longer an exchange-traded fund, and we do not anticipate that there will be a trading market for your shares. Upon payment of the final liquidating distribution, it is anticipated that the Fund will be terminated.

The Fund may be terminated at any time, at the discretion of the Board, even if not all of the Russian securities in the Fund’s portfolio have been sold. Due to the uncertainty involved, there can be no assurance that shareholders will receive any liquidating distribution relating to any unsold Russian securities.

The Fund is currently operating pursuant to a plan of liquidation filed with the SEC, which provides that, pending liquidating distributions, the Fund will invest proceeds of cash dispositions of portfolio securities solely in U.S. government securities, money market funds that are registered under the Investment Company Act of 1940 (“1940 Act”) and comply with the requirements of Rule 2a-7 under the 1940 Act, cash equivalents, securities eligible for purchase by a registered money market fund meeting the requirements of Rule 2a-7 under the 1940 Act with legal maturities not in excess of 90 days and, if determined to be necessary to protect the value of a portfolio position in a rights offering or other dilutive transaction, additional securities of the affected issuer.

The Fund is a "non-diversified" fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The Fund’s stated industry concentration policy is to concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the FTSE Russia Capped Index is concentrated. However, due to the discontinuation of the Underlying Index and ongoing restrictions relating to Russian securities, the Fund will be unable to follow its industry concentration policy.

Please consult the Fund’s website for future updates about the Fund and the status of the liquidation. If you have any questions, please call (800) DIAL BEN®/342-5236.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of the Fund's Underlying Index. The Fund’s performance is shown for certain periods prior to it entering liquidation. FTSE Russell previously suspended rebalancings/reconstitutions of the Underlying Index, including application of the capping methodology, as well as other index policies in March of 2022. The Underlying Index was discontinued on February 28, 2024. The Underlying Index’s performance is shown for certain periods prior to its rebalancings/reconstitutions being suspended. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

Best Quarter:	2020, Q4	23.53%
Worst Quarter:	2022, Q1	-100.00%

As of June 30, 2026, the Fund’s year-to-date return was 0.00%.

Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns For periods ended December 31, 2025
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)	[1],[2]
Franklin FTSE Russia ETF | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Principal Risks

You could lose money by investing in the Fund. Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV) and ability to liquidate its portfolio. Due to the discontinuation of the FTSE Russia Capped Index and the ongoing restrictions relating to Russian securities, the Fund will be unable to meet its investment goal or pursue its prior principal investment strategies. It is possible that the liquidation of the Fund will take an extended period of time if circumstances involving Russian securities do not improve. Furthermore, because of the delisting of the Fund’s shares by NYSE Arca and the liquidation of the Fund, the Fund is no longer an exchange-traded fund and it is unlikely that there will be a trading market for your shares. In addition, creations and redemptions of Fund shares have been halted.

Franklin FTSE Russia ETF | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	You could lose money by investing in the Fund.
Franklin FTSE Russia ETF | Risks Related to Russia’s Invasion of Ukraine
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Risks Related to Russia’s Invasion of Ukraine: Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the continued conflict, has increased volatility and uncertainty in the financial markets and adversely affected the Fund. The United States and other countries and certain international organizations have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to Russia’s invasion of Ukraine. These sanctions froze certain Russian assets and prohibited, among other things, trading in certain Russian securities and doing business with specific Russian corporate entities, large financial institutions, officials and oligarchs. The sanctions also included the removal of some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally, and imposed restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. A number of large corporations and U.S. states also announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses. In response, the government of Russia imposed capital controls to restrict movements of capital entering and exiting the country. These sanctions and any additional sanctions or other intergovernmental actions that may be undertaken against Russia may result in the devaluation of the Russian currency and a downgrade in the country’s credit rating. Ongoing developments related to the war have caused and may continue to cause severe sustained declines in the value and liquidity of Russian securities. As a result, the Fund’s ability to price, buy, sell, receive or deliver Russian investments has been severely impaired. For example, the Fund may be prohibited from investing in or acquiring securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or conducting business dealings with Russia, which would prevent the Fund from selling or delivering these investments. Further, any exposure that the Fund may have to Russian counterparties could negatively impact the Fund’s portfolio. The liquidation of Fund assets during this time may also result in the Fund receiving substantially lower prices for its securities. The extent and duration of Russia’s military actions and the repercussions of such actions are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events have adversely affected the value and liquidity of the Fund’s holdings and may continue to significantly impair the Fund’s performance and the value of an investment in the Fund. These as well as any other consequences to Russia, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on the Russian government, companies or individuals, along with any retaliatory actions or countermeasures that may be taken by Russia (including cyberattacks on other governments, corporations or individuals), may further decrease the value and liquidity of Russian securities. Additionally, due to current and potential future sanctions or market closures impacting the ability to trade or transfer Russian securities, the Fund may experience higher transaction costs. During this time, the Fund will not meet its investment goal. These circumstances could also have adverse tax, regulatory or financial impacts and/or other consequences to the Fund.

Franklin FTSE Russia ETF | Illiquid Investments
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Illiquid Investments: As a result of the current conditions related to Russian securities and Russian markets, the Fund is unable to dispose of the Russian securities in its portfolio and the Fund's portfolio has become illiquid. It is unknown when current restrictions will be lifted. In the event that it becomes possible to dispose of Russian securities, other market participants may attempt to liquidate holdings at the same time as the Fund, and the Fund may be unable to transact at advantageous times or prices.

Franklin FTSE Russia ETF | Market
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest, inflation or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Ongoing or threatened armed conflicts throughout the world have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities could have a significant adverse impact on certain investments of the Fund as well as the Fund’s performance and liquidity.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Franklin FTSE Russia ETF | Foreign Securities (non-U.S.)
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Foreign Securities (non-U.S.): Investing in foreign securities typically involves different risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; diplomatic and political developments could affect the economies, industries, and securities and currency markets of the countries in which the Fund is invested, which can include rapid and adverse political changes; social instability; regional conflicts; sanctions imposed by the United States, other nations or other governmental entities, including supranational entities; terrorism; and war; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency. The risks of foreign investments may be greater in developing or emerging market countries.

Franklin FTSE Russia ETF | Emerging Market Countries
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Emerging Market Countries: The Fund’s investments in securities of issuers in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Franklin FTSE Russia ETF | Geographic Focus
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Geographic Focus: Because the Fund may invest a significant portion of its assets in companies in a specific country and region, the Fund is subject to greater risks of adverse developments in that country, region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund.

Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Moreover, trading on securities markets in Russia may be suspended altogether, which may adversely affect the value of investments in Russian securities. A number of countries have imposed economic sanctions on certain Russian individuals and Russian corporate entities. Current or future sanctions, or even the threat of further sanctions, may adversely affect Russia’s economy and the Fund’s investments.

As a result of increasing isolation from global commerce, there may be a greater risk of systemic economic shock in Russia. In addition, the Russian government may impose further restrictions or punitive taxes on foreign investments in securities of issuers located or operating in Russia, seek to exert additional control over strategically significant market segments or the domestic economy generally, or pursue other protectionist policy measures that impair the value of investments in Russian issuers. Investors such as the Fund may have little or no recourse with respect to losses resulting from these actions. Many companies that are tied economically to Russia are not subject to accounting, auditing and financial reporting standards or to other regulatory requirements applicable to U.S. companies and as a result available financial information concerning Russian issuers may be less reliable and may not be prepared and audited in accordance with U.S. or Western European generally accepted accounting principles and auditing standards. These factors, among others, make investing in issuers located or operating in Russia significantly riskier than investing in issuers located or operating in more developed countries.

Franklin FTSE Russia ETF | Depositary Receipts
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Depositary Receipts: Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the underlying securities in a trust account may not be located in the United States. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the relevant jurisdiction does not have developed financial markets, the Fund may face greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, such as forwarding dividends and interest or administering corporate actions that the Fund would not have incurred as a direct investor in the underlying securities. As a result, the Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Franklin FTSE Russia ETF | Market Trading
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market Trading: The Fund has been delisted by NYSE Arca and has entered liquidation. The Fund is no longer an exchange-traded fund, and it is unlikely that there will be a trading market for your shares. In addition, creations and redemptions of Fund shares have been halted.

Franklin FTSE Russia ETF | Valuation
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Valuation: The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers. DUE TO INABILITY TO TRADE RUSSIAN SECURITIES, THE FUND’S ASSETS ARE VALUED USING A FAIR VALUE METHODOLOGY. THE ACTUAL PRICE RECEIVED BY THE FUND FOR ITS ASSETS MAY DIFFER SUBSTANTIALLY FROM THE FAIR VALUE ASSIGNED TO SUCH ASSETS.

Franklin FTSE Russia ETF | Concentration
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Concentration: Due to the discontinuation of the Underlying Index and ongoing restrictions relating to Russian securities, the Fund will be unable to follow its industry concentration policy. To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

The Fund may focus in the oil, gas and consumable fuels industry. The profitability of companies in the oil, gas and consumable fuels industry may be affected adversely by changes in worldwide energy prices, exploration and production spending. Changes in economic conditions, government regulation and events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest, and terrorism and natural disasters) also affect companies in this industry. In addition, these companies are at risk for environmental damage claims. Companies in this industry could be adversely affected by commodity price volatility, changes in exchange rates, interest rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, energy conservation efforts, technological developments and labor relations. Companies in the oil, gas and consumable fuels industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Franklin FTSE Russia ETF | Non-Diversification
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Non-Diversification: Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares.

Franklin FTSE Russia ETF | Mid Capitalization Companies
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Mid Capitalization Companies: Securities issued by mid capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

Franklin FTSE Russia ETF | Cybersecurity
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing (including the development of artificial intelligence and machine learning), new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time. The rapid development and increasingly widespread use of artificial intelligence technologies could increase the effectiveness of cyber attacks and exacerbate the risks.

Franklin FTSE Russia ETF | FTSE Russia Capped Index-NR
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	FTSE Russia Capped Index-NR	[1],[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(2.06%)	[1],[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(3.71%)	[1],[2],[3]
Performance Inception Date	oef_PerfInceptionDate	Feb. 06, 2018
Franklin FTSE Russia ETF | Franklin FTSE Russia ETF
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.19%	[4]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.19%	[4]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 19
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	60
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	105
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 241
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	As of June 30, 2026, the Fund’s year-to-date return was 0.00%.
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Jun. 30, 2026
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	none
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	23.53%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(100.00%)
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.00%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(100.00%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(100.00%)	[3]
Annual Return [Percent]	oef_AnnlRtrPct	50.76%
Annual Return [Percent]	oef_AnnlRtrPct	(8.74%)
Annual Return [Percent]	oef_AnnlRtrPct	24.25%
Annual Return [Percent]	oef_AnnlRtrPct	(100.00%)
Annual Return [Percent]	oef_AnnlRtrPct	none
Annual Return [Percent]	oef_AnnlRtrPct	none
Annual Return [Percent]	oef_AnnlRtrPct	none
Performance Inception Date	oef_PerfInceptionDate	Feb. 06, 2018
Franklin FTSE Russia ETF | Franklin FTSE Russia ETF | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return after taxes on distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.00%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(78.95%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(61.90%)	[3]
Performance Inception Date	oef_PerfInceptionDate	Feb. 06, 2018
Franklin FTSE Russia ETF | Franklin FTSE Russia ETF | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.00%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(24.26%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(14.78%)	[3]
Performance Inception Date	oef_PerfInceptionDate	Feb. 06, 2018

[1]

The Fund’s returns based on net asset value include the Fund’s valuation of its Russian securities based on fair value prices. The value of the FTSE Russia Capped Index, on the other hand, is based on securities’ last closing prices on local foreign markets (i.e., the value of the FTSE Russia Capped Index is not based on fair value prices).

[2]

With respect to the Underlying Index, 5 Years and Since Inception returns are shown through the period ended December 31, 2023. No 1 Year return is shown due to the discontinuation of the Underlying Index on February 28, 2024.

[3]	Since inception February 6, 2018.
[4]	Effective March 1, 2022, Franklin Advisory Services, LLC, the Fund’s investment manager, implemented a waiver of its management fee for the Fund, which will continue in effect while the Fund liquidates.